Equity dividends	12 Months Ended
Mar. 31, 2023
Equity dividends.
Equity dividends

9. Equity dividends

Dividends are one type of shareholder return, historically paid to our shareholders in February and August.

	2023	2022	2021
	€m	€m	€m
Declared during the financial year
Final dividend for the year ended 31 March 2022: 4.50 eurocents per share (2021: 4.50 eurocents per share, 2020: 4.50 eurocents per share)	1,265	1,254	1,205
Interim dividend for the year ended 31 March 2023: 4.50 eurocents per share (2022: 4.50 eurocents per share, 2021: 4.50 eurocents per share)	1,237	1,229	1,207
	2,502	2,483	2,412
Proposed after the end of the year and not recognised as a liability
Final dividend for the year ended 31 March 2023: 4.50 eurocents per share (2022: 4.50 eurocents per share, 2021: 4.50 eurocents per share)	1,215	1,265	1,260